Related Person Transactions (Details) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended	3 Months Ended	9 Months Ended		3 Months Ended	7 Months Ended	1 Months Ended		3 Months Ended		9 Months Ended	1 Months Ended	9 Months Ended
	Mar. 31, 2012	Sep. 30, 2012	Sep. 30, 2012	Mar. 12, 2012	Sep. 30, 2012 RMR item	Sep. 30, 2012 RMR item	Feb. 29, 2012 CWH	Dec. 31, 2011 CWH	Mar. 31, 2012 CWH	Dec. 31, 2011 CWH	Sep. 30, 2012 CWH item	May 31, 2012 AIC	Sep. 30, 2012 AIC	Sep. 30, 2012 AIC Maximum
Related Person Transactions
Number of agreements to avail management and administrative services					2	2
The number of Managing Trustees that are Chairman, majority owner and employee of related party entity					1	1
Expenses incurred pursuant to business management agreement					$ 1,494	$ 2,994
Property management and construction supervision fees incurred					929	1,894
Ownership interest previously held (as a percent)		100.00%	100.00%								100.00%
Common shares owned											22,000,000
Percentage of outstanding common shares owned											70.40%
Common shares issued, including shares issued under underwriters' over allotment option	9,200,000
Common shares sold pursuant to exercise of underwriters' over allotment option	1,200,000
Net proceeds from issuance of common shares	180,814		180,814
Maximum borrowing capacity of revolving credit facility				500,000
Common shares issued by equity method investee							22,000,000	1,000	22,000,000	1,000	22,000,000	20,000
Number of Independent Trustees that are Independent Trustees of related party entity											1
Common stock par value per share (in dollars per share)												$ 10.00
Aggregate purchase price												5,335
Percentage of interest													12.50%	20.00%
Investment at carrying value													5,558
Recognized income (loss) related to investment		115	189										189
Coverage of property insurance													500,000
Property insurance program term													1 year
Premium paid													$ 324